Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000081163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beck Mack + Oliver Partners Fund
Without Sales Load [Member] | C000081163
Average Annual Return [Line Items]
Average Annual Return, Percent		31.66%	16.72%	8.75%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%	15.98%	13.38%